Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	TenX Keane Acquisition
Entity Central Index Key	0001851484
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Ave Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(347)
Local Phone Number	627-0058
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	420 Lexington Ave Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(347)
Local Phone Number	627-0058
Contact Personnel Name	Taylor Zhang